Segment and Geographic Information - Information Related to Company's Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues, net:
Revenues, net	$ 495,764	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 1,385,530	$ 1,454,273	$ 2,013,239	$ 1,953,061	$ 1,837,620
Gross profit:
Gross profit	244,775	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	675,618	723,587	980,346	1,023,834	967,248
SG&A expense:
SG&A expense	216,579		225,788							660,042	680,213	916,144	895,949	832,066
Asset impairments:
Asset impairments	2,152		141							10,652	556	7,234	86,373	11,657
Operating income/ (loss):
Operating (loss)/income	26,044		27,559							4,924	42,818	56,968	41,512	123,525
Identifiable assets:
Identifiable assets	2,192,527	1,718,240				1,764,223				2,192,527		1,718,240	1,764,223	1,696,121
Goodwill	272,417	273,167				268,589				272,417		273,167	268,589	332,488
Operating Segments [Member] | Americas [Member]
Revenues, net:
Revenues, net	267,997		286,136							682,984	712,519	991,625	914,406	843,078
Gross profit:
Gross profit	114,327		126,101							287,882	311,738	429,868	425,607	390,249
SG&A expense:
SG&A expense	78,752		92,781							251,825	270,669	362,322	360,921	324,683
Asset impairments:
Asset impairments	1,086		141							8,029	556	5,267	3,891	8,686
Operating income/ (loss):
Operating (loss)/income	34,489		33,179							28,028	40,513	62,279	60,795	56,880
Identifiable assets:
Identifiable assets	573,680	576,179				577,643				573,680		576,179	577,643	535,580
Goodwill	75,087	75,974				76,048				75,087		75,974	76,048	75,051
Operating Segments [Member] | EMEA [Member]
Revenues, net:
Revenues, net	163,796		154,076							500,160	518,504	710,852	761,100	728,952
Gross profit:
Gross profit	97,161		88,136							284,011	298,905	393,944	453,727	436,088
SG&A expense:
SG&A expense	88,845		80,862							253,055	250,160	337,535	340,387	340,138
Asset impairments:
Asset impairments	1,066									2,623		560	1,331	1,785
Operating income/ (loss):
Operating (loss)/income	7,250		7,274							28,333	48,745	55,849	112,009	94,165
Identifiable assets:
Identifiable assets	783,567	718,537				750,378				783,567		718,537	750,378	704,306
Goodwill	191,123	190,986				186,334				191,123		190,986	186,334	181,555
Operating Segments [Member] | APAC [Member]
Revenues, net:
Revenues, net	63,356		71,623							200,132	220,242	307,141	272,479	260,578
Gross profit:
Gross profit	32,432		39,258							103,343	113,361	156,833	144,815	141,197
SG&A expense:
SG&A expense	33,881		37,747							108,843	114,988	157,247	147,949	128,207
Asset impairments:
Asset impairments												1,407	81,151	1,186
Operating income/ (loss):
Operating (loss)/income	(1,449)		1,511							(5,500)	(1,627)	(1,821)	(84,285)	11,804
Identifiable assets:
Identifiable assets	207,273	224,149				231,879				207,273		224,149	231,879	298,503
Goodwill	6,207	6,207				6,207				6,207		6,207	6,207	75,882
Operating Segments [Member] | Corporate Operations [Member]
Revenues, net:
Revenues, net	615		604							2,254	3,008	3,621	5,076	5,012
Gross profit:
Gross profit	855		(7)							382	(417)	(299)	(315)	(286)
SG&A expense:
SG&A expense	15,101		14,398							46,319	44,396	59,040	46,692	39,038
Asset impairments:
Asset impairments
Operating income/ (loss):
Operating (loss)/income	(14,246)		(14,405)							(45,937)	(44,813)
Identifiable assets:
Identifiable assets	628,007	199,375				204,323				628,007		199,375	204,323	157,732
Operating Segments [Member] | Corporate operations [Member]
Operating income/ (loss):
Operating (loss)/income												$ (59,339)	$ (47,007)	$ (39,324)